Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues									$ 193,919	$ 184,765	$ 177,526
Net investment income									660	21	20
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	194,579	184,786	177,546
Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									164,845
Front Store
Disaggregation of Revenue [Line Items]
Revenues									19,055
Premiums
Disaggregation of Revenue [Line Items]
Revenues									8,184	3,558	3,069
Other
Disaggregation of Revenue [Line Items]
Revenues									1,835
Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues									134,128
Operating Segments | Mail choice
Disaggregation of Revenue [Line Items]
Total revenues									46,934
Operating Segments | Pharmacy network
Disaggregation of Revenue [Line Items]
Total revenues									83,261
Operating Segments | Other
Disaggregation of Revenue [Line Items]
Total revenues									3,933
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues									(29,693)	(25,229)	(23,537)
Net investment income									0	0	0
Total revenues									(29,693)	(25,229)	(23,537)
Intersegment Eliminations | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									(29,693)
Intersegment Eliminations | Front Store
Disaggregation of Revenue [Line Items]
Revenues									0
Intersegment Eliminations | Premiums
Disaggregation of Revenue [Line Items]
Revenues									0
Intersegment Eliminations | Other
Disaggregation of Revenue [Line Items]
Revenues									0
Pharmacy Services | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues									134,115	130,596	119,963
Net investment income									13	5	2
Total revenues									134,128	130,601	119,965
Pharmacy Services | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									130,195
Pharmacy Services | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues									0
Pharmacy Services | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues									3,361
Pharmacy Services | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues									559
Retail/LTC | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues									83,989	79,398	81,100
Net investment income									0	0	0
Total revenues									83,989	79,398	81,100
Retail/LTC | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									64,179
Retail/LTC | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues									19,055
Retail/LTC | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues									0
Retail/LTC | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues									755
Health Care Benefits | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues									5,504	0	0
Net investment income									45	0	0
Total revenues									5,549	0	0
Health Care Benefits | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									164
Health Care Benefits | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues									0
Health Care Benefits | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues									4,819
Health Care Benefits | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues									521
Corporate/Other | Operating Segments
Disaggregation of Revenue [Line Items]
Revenues									4	0	0
Net investment income									602	16
Total revenues									606	$ 16	$ 18
Corporate/Other | Operating Segments | Pharmacy
Disaggregation of Revenue [Line Items]
Revenues									0
Corporate/Other | Operating Segments | Front Store
Disaggregation of Revenue [Line Items]
Revenues									0
Corporate/Other | Operating Segments | Premiums
Disaggregation of Revenue [Line Items]
Revenues									4
Corporate/Other | Operating Segments | Other
Disaggregation of Revenue [Line Items]
Revenues									$ 0